Condensed Consolidating Financial Information Condensed Statements of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	$ 709	$ 371
Capital expenditures for property, plant and equipment	(251)	(231)
Cash paid for acquisitions of businesses, net of cash acquired	(11)	(365)
Sales (purchases) of short-term investments - net	148	35
Loans to affiliates	0	0
Repayments of loans from affiliates	0	0
Proceeds from sale of business	761	3
Other - net	(41)	(24)
Net cash provided by (used in) investing activities	606	(582)
Proceeds from borrowings	28	600
Payments on borrowings	(977)	(18)
Payments of financing Costs		0
Proceeds from borrowings from affiliates	0	0
Payments on borrowings from affiliates	0	0
Other intercompany financing activities	0	0
Cash dividends paid	(397)	(255)
Cash diviidends paid to affiliates	0	0
Exercise of employee stock options	78	44
Excess tax benefit from equity-based compensation	22	21
Other - net	(4)	(47)
Net cash (used in) provided by financing activities	(1,250)	345
Effect of currency on cash	(14)	6
Total increase (decrease) in cash	51	140
Cash at the beginning of the period	577	385
Cash at the end of the period	628	525
Eaton Corporation plc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	71
Capital expenditures for property, plant and equipment	0
Cash paid for acquisitions of businesses, net of cash acquired	0
Sales (purchases) of short-term investments - net	0
Loans to affiliates	0
Repayments of loans from affiliates	0
Proceeds from sale of business	0
Other - net	0
Net cash provided by (used in) investing activities	0
Proceeds from borrowings	0
Payments on borrowings	0
Proceeds from borrowings from affiliates	0
Payments on borrowings from affiliates	0
Other intercompany financing activities	323
Cash dividends paid	(397)
Cash diviidends paid to affiliates	0
Exercise of employee stock options	0
Excess tax benefit from equity-based compensation	0
Other - net	0
Net cash (used in) provided by financing activities	(74)
Effect of currency on cash	0
Total increase (decrease) in cash	(3)
Cash at the beginning of the period	7
Cash at the end of the period	4
Eaton Corporation [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	234	(111)
Capital expenditures for property, plant and equipment	(86)	(135)
Cash paid for acquisitions of businesses, net of cash acquired	0	1
Sales (purchases) of short-term investments - net	25	50
Loans to affiliates	(50)	(173)
Repayments of loans from affiliates	28	136
Proceeds from sale of business	0	2
Other - net	(18)	(26)
Net cash provided by (used in) investing activities	(101)	(145)
Proceeds from borrowings	17	600
Payments on borrowings	(972)	(3)
Payments of financing Costs		0
Proceeds from borrowings from affiliates	1,560	4,342
Payments on borrowings from affiliates	(1,688)	(4,365)
Other intercompany financing activities	840	(10)
Cash dividends paid	0	(255)
Cash diviidends paid to affiliates	0	0
Exercise of employee stock options	78	44
Excess tax benefit from equity-based compensation	22	21
Other - net	0	(50)
Net cash (used in) provided by financing activities	(143)	324
Effect of currency on cash	0	0
Total increase (decrease) in cash	(10)	68
Cash at the beginning of the period	54	120
Cash at the end of the period	44	188
Subsidiary Guarantors [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	557	24
Capital expenditures for property, plant and equipment	(34)	(18)
Cash paid for acquisitions of businesses, net of cash acquired	0	0
Sales (purchases) of short-term investments - net	21	0
Loans to affiliates	0	0
Repayments of loans from affiliates	88	0
Proceeds from sale of business	0	0
Other - net	(13)	(6)
Net cash provided by (used in) investing activities	62	(24)
Proceeds from borrowings	0	0
Payments on borrowings	(1)	(13)
Payments of financing Costs		0
Proceeds from borrowings from affiliates	352	0
Payments on borrowings from affiliates	(188)	0
Other intercompany financing activities	(789)	11
Cash dividends paid	0	0
Cash diviidends paid to affiliates	0	0
Exercise of employee stock options	0	0
Excess tax benefit from equity-based compensation	0	0
Other - net	0	0
Net cash (used in) provided by financing activities	(626)	(2)
Effect of currency on cash	0	0
Total increase (decrease) in cash	(7)	(2)
Cash at the beginning of the period	14	3
Cash at the end of the period	7	1
Other Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	(151)	458
Capital expenditures for property, plant and equipment	(131)	(78)
Cash paid for acquisitions of businesses, net of cash acquired	(11)	(366)
Sales (purchases) of short-term investments - net	102	(15)
Loans to affiliates	(1,912)	(4,342)
Repayments of loans from affiliates	1,876	4,365
Proceeds from sale of business	761	1
Other - net	(10)	8
Net cash provided by (used in) investing activities	675	(427)
Proceeds from borrowings	11	0
Payments on borrowings	(4)	(2)
Payments of financing Costs		0
Proceeds from borrowings from affiliates	50	173
Payments on borrowings from affiliates	(116)	(136)
Other intercompany financing activities	(374)	(1)
Cash dividends paid	0	0
Cash diviidends paid to affiliates	(2)	0
Exercise of employee stock options	0	0
Excess tax benefit from equity-based compensation	0	0
Other - net	(4)	3
Net cash (used in) provided by financing activities	(439)	37
Effect of currency on cash	(14)	6
Total increase (decrease) in cash	71	74
Cash at the beginning of the period	502	262
Cash at the end of the period	573	336
Consolidating Adjustments [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	(2)	0
Capital expenditures for property, plant and equipment	0	0
Cash paid for acquisitions of businesses, net of cash acquired	0	0
Sales (purchases) of short-term investments - net	0	0
Loans to affiliates	1,962	4,515
Repayments of loans from affiliates	(1,992)	(4,501)
Proceeds from sale of business	0	0
Other - net	0	0
Net cash provided by (used in) investing activities	(30)	14
Proceeds from borrowings	0	0
Payments on borrowings	0	0
Payments of financing Costs		0
Proceeds from borrowings from affiliates	(1,962)	(4,515)
Payments on borrowings from affiliates	1,992	4,501
Other intercompany financing activities	0	0
Cash dividends paid	0	0
Cash diviidends paid to affiliates	2	0
Exercise of employee stock options	0	0
Excess tax benefit from equity-based compensation	0	0
Other - net	0	0
Net cash (used in) provided by financing activities	32	(14)
Effect of currency on cash	0	0
Total increase (decrease) in cash	0	0
Cash at the beginning of the period	0	0
Cash at the end of the period	$ 0	$ 0